Consolidated Statements Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 41	$ 1,093	$ 1,124
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	0	0	3
Change in value of available-for-sale securities	2	(3)	1
Actuarial gain (loss) relating to pension and other postretirement benefits	(1)	65	(113)
Foreign currency translation adjustment	(1)	(1)	(2)
Change in other comprehensive income from unconsolidated affiliates	4	(1)	(6)
Other comprehensive income (loss), net of tax, total	4	60	(117)
Comprehensive income	45	1,153	1,007
Less: Comprehensive income (loss) attributable to noncontrolling interest	(950)	(41)	388
Comprehensive income attributable to partners	$ 995	$ 1,194	$ 619